Note 15 - Employees' Postretirement Benefits and Other Benefits, Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			60 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2015	Oct. 23, 2008
Employees' Postretirement Benefits and Other Benefits, Additional Information
Benefits paid		$ 1,054	$ 911
Company's best estimate of contributions expected to be paid in 2011	540
Total pension benefit payments in 2011 expected	1,695
Financial Commitment Agreement, annual interest rate					6.00%
Financial Commitment Agreement, Balance		2,874
Financial Commitment Agreement, portion that matures in 2011	175
National Treasury Notes		2,939	2,363
Company's contribution to defined contribution portion of Variable Contribution plan		231
Target asset allocation for next five years
Fixed income				(25%-70%)
Variable income				(15%-50%)
Real state				(1,5%- 8%)
Loans to participants of the plan				(0%-15%)
Other investments				(2,5% - 15%)
Equity securities, investments in the company's common stock		1,042
Equity securities, investments in the company's preferred shares		790
Investment Portfolio Of Plans
Fixed income, allocation %		54.00%
Fixed income, profitability p.a.		6.20%
Variable income, allocation %		40.00%
Variable income, profitability p.a.		8.00%
Other investments, allocation %		6.00%
Average interest rate		6.78%
Assumed annual rate of increase in the per capita cost of covered health care benefits		10.00%
Assumed decrease in the annual rate		4.50%
Company's contributions	$ 540	$ 460